General information and list of principal subsidiaries - Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 VND (₫)
MINISO Universal Holding Limited
General information, reorganization and basis of presentation
Registered Capital	$ 50,000
Group's effective interest (direct or indirect)	100.00%
MINISO Global Holding Limited
General information, reorganization and basis of presentation
Registered Capital	$ 50,000
Group's effective interest (direct or indirect)	100.00%
MINISO Development Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital			$ 10,000
Group's effective interest (direct or indirect)	100.00%
MINISO Investment Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital			80,100,000
Issued and paid up capital			80,100,000
Group's effective interest (direct or indirect)	100.00%
MINISO Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital			350,000,000
Issued and paid up capital			$ 350,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥				¥ 146,862,372
Issued and paid up capital | ¥				139,693,019
Group's effective interest (direct or indirect)	100.00%
MINISO (Hengqin) Enterprise Management Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥				10,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO International (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥				65,000,000
Issued and paid up capital | ¥				65,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO Youxuan Technology (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥				10,000,000
Issued and paid up capital | ¥				5,000,000
Group's effective interest (direct or indirect)	100.00%
Pt. MINISO Lifestyle Trading Indonesia
General information, reorganization and basis of presentation
Registered Capital | Rp					Rp 53,289,350,000
Issued and paid up capital | Rp					Rp 53,289,350,000
Group's effective interest (direct or indirect)	67.00%
MINISO Life Style Private Limited
General information, reorganization and basis of presentation
Registered Capital | ₨						₨ 669,540,570
Issued and paid up capital | ₨						₨ 669,540,570
Group's effective interest (direct or indirect)	100.00%
USA MINISO Depot Inc.
General information, reorganization and basis of presentation
Registered Capital	$ 67,041,441
Issued and paid up capital	$ 67,041,441
Group's effective interest (direct or indirect)	100.00%
MIHK Management Inc.
General information, reorganization and basis of presentation
Registered Capital							$ 100
Issued and paid up capital							$ 100
Group's effective interest (direct or indirect)	100.00%
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED
General information, reorganization and basis of presentation
Registered Capital								$ 3,000
Issued and paid up capital								$ 3,000
Group's effective interest (direct or indirect)		100.00%
MINISO VIETNAM LIMITED LIABILITY COMPANY
General information, reorganization and basis of presentation
Registered Capital | ₫									₫ 20,000,000,000
Issued and paid up capital | ₫									₫ 20,000,000,000
Group's effective interest (direct or indirect)	90.00%
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)
General information, reorganization and basis of presentation
Registered Capital | ¥				5,000,000
Group's effective interest (direct or indirect)	100.00%
Mingyou Industrial Investment (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital | ¥				2,300,000,000
Issued and paid up capital | ¥				¥ 2,126,000,000
Group's effective interest (direct or indirect)	100.00%